CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash	¥ 7,742,082	¥ 5,810,938
Restricted cash - current assets	112,756	34,299
Restricted cash - non-current assets	171,705	128,025
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 8,026,543	¥ 5,973,262	¥ 5,849,956	¥ 2,284,748